LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Long-term Debt [Line Items]
Long-term debt, net		$ 2,087,486	$ 1,584,660
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		1,095,202	0
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		496,342	495,434
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		495,814	495,262
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		0	593,835
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[1]	$ 128	$ 129

[1]	As of December 31, 2021 and 2020, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $389 and $440 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.